CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents	$ 30,986	$ 38,389
Restricted cash	1,221	1,216
Short-term bank deposits	16,872	23,234
Accounts receivable (net of allowance of $417 and $1,076 at December 31, 2019 and June 30, 2020, respectively)	35,862	49,098
Prepaid expenses and other current assets	3,369	3,170
Total Current Assets	88,310	115,107
Long-Term Assets:
Property and equipment, net	8,611	10,918
Operating lease right-of-use assets	20,725	22,429
Intangible assets, net	17,199	2,635
Goodwill	149,170	125,809
Deferred taxes	5,872	6,171
Other assets	582	708
Total Long-Term Assets	202,159	168,670
Total Assets	290,469	283,777
Current Liabilities:
Accounts payable	36,601	47,681
Accrued expenses and other liabilities	14,873	18,414
Short-term operating lease liability	3,806	3,667
Short-term loans and current maturities of long-term	8,333	8,333
Deferred revenues	3,938	4,188
Short-term payment obligation related to acquisitions	13,946	1,025
Total Current Liabilities	81,497	83,308
Long-Term Liabilities:
Long-term debt, net of current maturities	4,167	8,333
Payment obligation related to acquisition	12,067
Long-term operating lease liability	18,386	20,363
Other long-term liabilities	6,025	6,591
Total Long-Term Liabilities	40,645	35,287
Total Liabilities	122,142	118,595
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 43,333,333 shares; Issued: 26,357,798 and 26,782,158 as of December 31, 2019 and June 30, 2020, respectively; Outstanding: 26,242,459 and 26,666,819 shares as of December 31, 2019 and June 30, 2020, respectively	218	213
Additional paid-in capital	246,888	243,211
Treasury shares at cost (115,339 shares as of December 31, 2019 and June 30, 2020)	(1,002)	(1,002)
Accumulated other comprehensive gain	498	130
Accumulated deficit	(78,275)	(77,370)
Total Shareholders' Equity	168,327	165,182
Total Liabilities and Shareholders' Equity	$ 290,469	$ 283,777